Finance income/(costs)	12 Months Ended
Dec. 31, 2024
Finance Costs Disclosure [Abstract]
Finance income/(costs)	Finance income/(costs)

(in €‘000)	Notes	2024	2023	2022
Interest expenses on shareholder loans	25	—	—	(1,743)
Interest expenses on borrowings	25	(28,116)	(23,364)	(12,139)
Loss on the old facility modification	25	—	—	(1,730)
Loss on the old facility extinguishment	25	—	—	(2,832)
Finance costs on borrowings		(28,116)	(23,364)	(18,444)
Interest expenses on lease liabilities	17	(6,159)	(3,678)	(1,777)
Fair value gains/(losses) on derivatives	19	(2,533)	(5,497)	5,507
Fair value gains/(losses) on public warrant liabilities	27	—	(6,273)	19,964
Fair value gains/(losses) on private placement warrant liabilities	27	—	—	7,139
Other finance income/(costs)		1,381	480	—
Exchange differences – net		(1,117)	523	(2,069)
Finance income/(costs)		(36,544)	(37,809)	10,320